Trade Payables and Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Trade and other payables [abstract]
Summary of Trade Payables and Other Liabilities

	Successor	Successor
	As of March 31, 2026	As of March 31, 2025
	US$’000	US$’000
Trade payables	18,086	5,670
Non-trade payables	896	612
Accruals	6,981	6,731
Goods and services tax payable, net	124	—
Warrant liabilities	88	—
Others	1,180	2,057
Total trade payables and other liabilities	27,355	15,070

Summary of Fair Value of Warrant Liability

	Number of warrants	Fair value of warrant liability
		US$’000
As at April 1, 2025	—	—
Warrants issued	92,593	501
Change in fair value	—	(413)
As at March 31, 2026	92,593	88